Goodwill (Tables)	12 Months Ended
Jan. 31, 2024
Goodwill
Schedule of goodwill

	January 31,	January 31,
	2024	2023
Balance at beginning of period	675,647	608,761
Acquisition of NetCHB	—	26,797
Acquisition of Foxtrot	—	1,527
Acquisition of XPS	—	43,529
Acquisition of Supply Vision	—	6,763
Acquisition of GroundCloud	82,750	—
Acquisition of Localz	954	—
Adjustments on account of foreign exchange	1,062	(11,730)
Balance at end of period	760,413	675,647